ENTITIES IN THE GROUP - Schedule of interest in legal entities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Entities [Line Items]
Profit and loss from continuing operations	$ 166,022	$ (34,779)	$ 2,407
Other comprehensive income	(11,661)	(7,419)	7,279
Total comprehensive income	$ 154,361	$ (42,198)	$ 9,686
Long Range 2 A/S
Disclosure Of Entities [Line Items]
Country	Denmark
% Control	50.00%
Profit and loss from continuing operations	$ 0
Other comprehensive income	0
Total comprehensive income	$ 0
LR2 Management K/S
Disclosure Of Entities [Line Items]
Country	Denmark
% Control	50.00%
Profit and loss from continuing operations	$ 0
Other comprehensive income	0
Total comprehensive income	$ 0
Marine Exhaust Technology Ltd.
Disclosure Of Entities [Line Items]
Country	Hong Kong
% Control	28.00%
Profit and loss from continuing operations	$ 3,400
Other comprehensive income	0
Total comprehensive income	$ 3,400